Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

4.Fair Value Measurements

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at June 30, 2022 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Earnout liability (See Note 14)	$6,190	$—	$—	$6,190
Private placement warrant liability (see Note 13)	1,130	—	—	1,130
One S.r.l. call option (see Note 11)	3,062	—	—	3,062
Total liabilities measured at fair value	$10,382	$—	$—	$10,382

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at December 31, 2021 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible promissory notes (see Note 12)	$27,128	$—	$—	$27,128
Legacy Gelesis preferred stock warrants (See Note 13)	15,821	—	—	15,821
One S.r.l. call option (see Note 11)	2,416	—	—	2,416
Total liabilities measured at fair value	$45,365	$—	$—	$45,365

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments during the six months ended June 30, 2022:

		Legacy Gelesis
		Redeemable
		Preferred
	Convertible	Stock
	Promissory	Warrants	One S.r.l. Call	Earnout	Private Placement
	Notes	Liabilities	Option	Liability	Warrant Liability
Balance at December 31, 2021	$27,128	$15,821	$2,416	$—	$—
Assumed upon Business Combination	—	—	—	—	8,140
Recognized upon Business Combination	—	—	—	58,871	—
Changes in fair value	156	926	865	(52,681)	(7,010)
Foreign currency translation (gain)/loss	—	—	(219)	—	—
Conversion and exchange upon Business Combination	—	(16,747)	—	—	—
Settlement	(27,284)	—	—	—	—
Balance at June 30, 2022	$—	$—	$3,062	$6,190	$1,130

There were no transfers into or out of level 3 instruments and/or between level 1 and level 2 instruments during the six months ended June 30, 2022. The fair value measurement of the convertible promissory notes, Legacy Gelesis preferred stock warrant liability, One S.r.l. call option liability, earnout liability and private placement warrant liability utilized inputs not observable in the market and thus represents a Level 3 measurement.

NOTE 10. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Assets
Cash and marketable securities held in Trust Account	1	$276,207,207	$276,209,453
Liabilities:
Warrant Liability — Public Warrants	1	$8,964,000	$19,458,000
Warrant Liability — Private Placement Warrants	3	$13,805,441	$10,643,808

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.

The measurement of the Public Warrants as of December 31, 2021 and 2020 is classified as Level 1 due to the use of an observable market quote in an active market. Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

The fair value of the Private Placement Warrants was estimated at December 31, 2021 and 2020 to be $1.84 per warrant and $1.42 per warrant, respectively, using the modified Black-Scholes option pricing model and the following assumptions:

	December 31, 2021	December 31, 2020

Risk free rate	1.26%	0.47%
Expected term	5.04	5.76
Dividend yield	0.00%	0.00%
Expected volatility	24.28%	19.0%
Exercise price	$11.50	$11.50
Unit Price	$9.96	$10.15

The following table presents the changes in the fair value of Level 3 warrant liabilities:

					Warrant
	Private Placement		Public		Liabilities
Fair value as of January 1, 2020	$		$		$
Initial measurement on July 7, 2020 (Initial Public Offering)		6,241,600		11,454,000	17,695,600
Transfer to Level 1		—		(11,046,900)	(11,046,900)
Change in fair value		4,402,208		(407,100)	3,995,108
Fair value as of December 31, 2020		$10,643,808		$—	$10,643,808
Change in fair value		3,161,633		—	3,161,633
Fair value as of December 31, 2021		$13,805,441		—	$13,805,441

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $11.1 million during the period from July 7, 2020 through December 31, 2020. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2021.